Jack-up drilling rigs, net (Tables)	12 Months Ended
Dec. 31, 2023
Jack Up Rigs [Abstract]
Schedule of jack-up rigs
Set forth below is the carrying value of our jack-up rigs:

	As of December 31,
(In $ millions)	2023	2022
Opening balance as of January 1,	2,589.1	2,730.8
Additions	104.7	100.2
Depreciation	(115.5)	(114.9)
Disposals	—	(119.7)
Impairment	—	(7.3)
Ending balance as of December 31,	2,578.3	2,589.1